Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 507	$ 552
Total short-term financial investments	9,314	11,159
Total cash and cash equivalents	9,821	11,711
BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,802	2,620
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	6,512	8,539
Interbank deposit rate investment funds and other short-term deposits [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,604	2,592
Other Investment Funds [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	198	28
Time deposits [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,707	2,574
Automatic Investing Accounts and Interest Checking Accounts [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,479	5,633
Other Financial Investments [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 326	$ 332